Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE INTERNATIONAL SERIES, INC.
Entity Central Index Key	0000918292
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000005468
Shareholder Report [Line Items]
Fund Name	International Stock Portfolio
Trading Symbol	QAAGYX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Stock Portfolio	$97	0.95%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Non-U.S. developed and emerging markets stocks recorded a single-digit return over the 12-month reporting period as anticipation of interest rate cuts by the Federal Reserve and other central banks outweighed concerns about rising geopolitical tensions and persistent inflation in many markets.

  Information technology (IT) contributed significantly to relative performance versus the MSCI All Country World Index ex USA Net mostly due to an overweight to the sector, which outpaced the benchmark, and positive stock selection. Taiwan Semiconductor Manufacturing Co. was a key contributor. Materials added value owing to an underweight to the sector, which lagged the benchmark with a negative return.

  Financials detracted substantially from relative performance due to adverse stock selection and an underweight to the sector, which outpaced the benchmark. AIA Group, a Hong Kong-based life insurer focused on China and Southeast Asia, was a large detractor. Health care weighed on relative performance owing to negative stock selection and overweight to the sector, which trailed the benchmark with a negative return.

  The portfolio relies on a growth investing approach leveraging T. Rowe Price’s fundamental research platform to construct a diversified portfolio of companies that have the potential to achieve and sustain above-average, long-term earnings growth. Sector and country allocations are primarily driven by bottom-up stock selection. IT was the largest overweight versus the benchmark at the end of December due to positions in the semiconductors and semiconductor equipment industry. Conversely, the financials sector was the largest underweight.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
International Stock Portfolio	3.25%	3.22%	5.21%
MSCI All Country World Index ex-USA Net (Regulatory/Strategy Benchmark)	5.53	4.10	4.80

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 229,895,000
Holdings Count | Holding	124
Advisory Fees Paid, Amount	$ 1,858,000
InvestmentCompanyPortfolioTurnover	32.90%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$229,895 Number of Portfolio Holdings124
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Information Technology	20.8%
Industrials & Business Services	17.3
Health Care	15.8
Financials	14.8
Consumer Discretionary	10.3
Consumer Staples	8.2
Communication Services	4.9
Energy	2.8
Materials	2.3
Other	2.8

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Taiwan Semiconductor Manufacturing	6.5%
ASML Holding	2.4
Prosus	2.1
SAP	1.9
Canadian National Railway	1.9
Deutsche Telekom	1.8
Novo Nordisk	1.7
MercadoLibre	1.6
Constellation Software	1.5
Seven & i Holdings	1.5

Updated Prospectus Web Address	www.troweprice.com/paperless